Revenue - Summary of Revenue from Contracts with Customers and Geographical Location (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Disaggregation of revenue from contracts with customers		$ 51,489,952	$ 25,563,945	$ 14,984,746
Revenue	$ 31,048,294	51,489,952	25,563,945	14,984,746
Egypt
Revenue
Disaggregation of revenue from contracts with customers		39,734,817	24,828,417	14,981,243
Mexico
Revenue
Disaggregation of revenue from contracts with customers		7,390,342
Kingdom of Saudi Arabia
Revenue
Disaggregation of revenue from contracts with customers		3,262,272	454,007
United Arab Emirates
Revenue
Disaggregation of revenue from contracts with customers		1,102,521	281,521	3,503
Business to customers
Revenue
Disaggregation of revenue from contracts with customers		13,598,566	9,241,475	5,510,952
Business to business - SaaS
Revenue
Disaggregation of revenue from contracts with customers		$ 37,891,386	$ 16,322,470	$ 9,473,794